Debt - Additional Information (Details) $ in Thousands		3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 05, 2020 CAD ($)	Sep. 30, 2020 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($) Financial_covenant
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayment of principal				$ 84,000	$ 32,871
Equity component of convertible notes			$ 3,232
Term Debt Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount					$ 115,000
Number of financial covenants | Financial_covenant					3
Borrowings extinguished	$ 73,200
Term Debt Facility | Bridge Farm Purchaser
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount	45,000
Term Debt Facility | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount					$ 75,000
Syndicated Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Minimum cash balance covenant	2,500
Capital required to be raised	10,000
Principal repayments per quarter		$ 2,100
Quarterly principal repayments of borrowings commencement date		Sep. 30, 2020
Syndicated Facility | Syndicated Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments per quarter		$ 2,100
Principal amount				74,000
Repayment of principal				$ 71,900
Borrowings maturity date				2021-08
Syndicated Facility | Syndicated Credit Agreement | Principal Due in August 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount	65,600
Secured Convertible Note
Disclosure Of Detailed Information About Borrowings [Line Items]
Equity component of convertible notes	$ 73,200